                      TRANS-LUX CORPORATION
                         26 PEARL STREET
                   NORWALK, CONNECTICUT  06850


                                      December 1, 2009

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C.  20549-1004

Dear Sirs:

     Pursuant to regulations of the Securities and Exchange
Commission, submitted herewith is the filing of Form 10-K/A
Amendment No. 3 for the fiscal year ended December 31, 2008 dated and executed December 1, 2009.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,

Angela D. Toppi
Executive Vice President and
  Chief Financial Officer